Income Taxes - Provision for Income Taxes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Current taxes	$ 22	$ 10
Deferred taxes	27	(91)
Provision for (recovery of) income taxes	$ 49	$ (81)